Borrowings - Embedded derivative (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Borrowings
Embedded derivative	$ 192	$ 32
Interest expense by applying respective effective interest rate applicable to the tranches	$ 2,166	$ 2,091
Average
Borrowings
Interest rate	24.31%	25.37%
Convertible Note 3
Borrowings
Interest expense by applying respective effective interest rate applicable to the tranches	$ 950	$ 1,003
Convertible Note 4
Borrowings
Embedded derivative		1
Interest expense by applying respective effective interest rate applicable to the tranches	995	953
Convertible Note 5
Borrowings
Embedded derivative	18	31
Interest expense by applying respective effective interest rate applicable to the tranches	127	$ 135
Senior Convertible Note
Borrowings
Embedded derivative	174
Interest expense by applying respective effective interest rate applicable to the tranches	$ 94
Interest rate	4.00%